Stock Options and Warrants - 2013 S-1 July Registered Offering - Series B Warrants - Additional Information (Detail) - $ / shares					12 Months Ended
	Jul. 24, 2013	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date of warrants					Oct. 24, 2013
Warrant term			5 years	5 years
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants initial exercise price	$ 0.15	$ 0.15
Closing bid price of common stock	80.00%
Expiration date of warrants	Oct. 24, 2013				Oct. 24, 2013
Warrant term	65 days